Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Deferred income tax expense	$ 11,099,000	$ (122,137,000)	$ 18,749,000
Income taxes payable	$ 524,000	$ 308,000
Income tax rate	35.00%	35.00%	35.00%
Net operating loss subject to IRC 382	$ 4,011,000
Amounts of credits available to offset income tax	$ 4,822,000
Deferred tax assets valuation expected rate	0.00%
Net operating income	$ 383,027,000	$ 278,670,000	$ 223,437,000
Potential deferred tax liability	9,041,000
Undistributed earnings of subsidiaries	25,831,000
Unrecognized tax benefits	0	0
LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Deferred income tax expense	11,099,000	(155,528,000)	18,885,000
Income taxes payable	524,000	308,000
Net operating loss subject to IRC 382	4,011,000
Amounts of credits available to offset income tax	$ 19,593,000
Deferred tax assets valuation expected rate	0.00%
Net operating income	$ 383,360,000	279,015,000	223,772,000
Potential deferred tax liability	9,041,000
Undistributed earnings of subsidiaries	25,831,000
REIT Conversion [Member]
Operating Loss Carryforwards [Line Items]
Deferred income tax expense		120,081,000
REIT Conversion [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Deferred income tax expense		153,472,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax	201,000
State net operating loss carry forward	488,294,000
Valuation allowance for State and Local deferred tax assets	0	0
Net change in total state valuation allowance	0	(2,322,000)	(1,087,000)
State and Local Jurisdiction [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax	201,000
State net operating loss carry forward	450,573,000
Valuation allowance for State and Local deferred tax assets	0	0
Net change in total state valuation allowance	0	(1,751,000)	$ (1,085,000)
U S [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forwards	257,839,000
U S [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forwards	122,078,000
Puerto Rico [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss subject to IRC 382	30,523,000
Amounts of credits available to offset income tax	155,000
Valuation allowance for State and Local deferred tax assets	13,827,000	9,000
Net change in total state valuation allowance	13,818,000
Net operating income	2,156,000
Puerto Rico [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss subject to IRC 382	30,523,000
Amounts of credits available to offset income tax	155,000
Valuation allowance for State and Local deferred tax assets	13,827,000	$ 9,000
Net change in total state valuation allowance	13,818,000
Net operating income	$ 2,156,000